10-K Shareholders' Equity - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended		5 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended			36 Months Ended	72 Months Ended	79 Months Ended
	Nov. 30, 2022	Oct. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Jul. 31, 2022	Dec. 31, 2016	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2022	Jul. 26, 2022	Jun. 01, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Repurchase of common stock (shares)			0	3,388,155				3,388,155	3,003,822	1,271,977
Aggregate cost of stock repurchased				$ 424,999				$ 424,999	$ 338,993	$ 105,654
Aggregate cost of common stock repurchase
Treasury shares: 59,656 and 65,459 shares at March 31, 2023 and December 31, 2022, respectively
Cash dividend per share	$ 0.255	$ 0.23	$ 0.255	$ 0.230				$ 0.945	$ 0.845	$ 0.760
Cash dividend per common share, increase	$ 0.025
Cash dividends on common stock			$ 65,788	$ 59,391				$ 243,013	$ 220,203	$ 199,883
Maximum remaining number of shares available for repurchase			12,859,066		12,859,066			12,859,066			12,859,066	12,859,066	12,859,066
Maximum number of shares authorized for repurchase														12,859,066
Share repurchase plan expiration date			Aug. 09, 2023		Aug. 09, 2023
Daily repurchase of shares, maximum						85,956
Daily Shares Repurchase (as percentage)			25.00%		25.00%			25.00%			25.00%	25.00%	25.00%
Average daily trading volume during period						343,825
Common shares, shares issued			257,547,090		257,211,175			257,211,175	260,283,158		257,211,175	257,211,175	257,211,175
Preferred stock, shares issued					0			0			0	0	0
Issuance of shares under employee share purchase plan, shares			14,594	12,015				26,582	10,813
Issuance of shares under employee share purchase plan			$ 1,841	$ 1,554				$ 3,270	$ 1,222
Employee Share Purchase Plan 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum percent of eligible compensation to purchase shares			1.00%		1.00%			1.00%			1.00%	1.00%	1.00%
Maximum percent of eligible compensation to purchase shares			10.00%		10.00%			10.00%			10.00%	10.00%	10.00%
Maximum number of share authorized to be issued under plan			1,000,000		1,000,000			1,000,000			1,000,000	1,000,000	1,000,000
2016 Incentive Award Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of share authorized to be issued under plan					7,500,000			7,500,000			7,500,000	7,500,000	7,500,000
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant expiration								2023
Minimum [Member] | Employee Share Purchase Plan 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price percentage of closing price of common shares			85.00%					85.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant expiration								2027
Maximum [Member] | Employee Share Purchase Plan 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price percentage of closing price of common shares			95.00%					95.00%
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested deferred RSUs outstanding			62,201	81,712	81,352			81,352	100,861	177,760	81,352	81,352	81,352
Restricted Stock Units (RSUs) [Member] | 2004 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted in period											0
Restricted Stock Units (RSUs) [Member] | Progressive Waste Solutions Ltd. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted in period													0
Performance Shares [Member] | Two Thousand Twenty One Performance-Based Restricted Share Units, Plan One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of award									3 years
Performance period end date									Dec. 31, 2023
Performance Shares [Member] | 2020 Performance-Based Restricted Share Units Plan One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of award										3 years
Performance period end date										Dec. 31, 2022
Performance Shares [Member] | 2020 Performance-Based Restricted Share Units Plan Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of award										3 years
Performance Shares [Member] | Minimum [Member] | 2020 Performance-Based Restricted Share Units Plan Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of award										1 year
Performance Shares [Member] | Maximum [Member] | 2020 Performance-Based Restricted Share Units Plan Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of award										4 years
Special Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares, shares issued					0			0			0	0	0
Deferred Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested deferred RSUs outstanding			30,481		26,536			26,536	24,442		26,536	26,536	26,536
Employee Stock Option [Member] | Progressive Waste Solutions Ltd. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted in period			0				0					0
Restricted Share Units and Deferred Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of common shares held in trust, shares								5,203	3,522	7,330
Restricted Share Units and Deferred Share Units [Member] | Progressive Waste Solutions Ltd. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Acquired common shares held in trust					65,459			65,459			65,459	65,459	65,459		735,171
Progressive Waste Solutions Ltd. [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested deferred RSUs outstanding			52,026		57,829			57,829	63,032		57,829	57,829	57,829
Progressive Waste Solutions Ltd. [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted in period													0